Document and Entity Information	Mar. 24, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001332551
Document Type	8-K
Document Period End Date	Mar. 24, 2020
Entity Registrant Name	Exantas Capital Corp.
Entity Incorporation State Country Code	MD
Entity File Number	1-32733
Entity Tax Identification Number	20-2287134
Entity Address, Address Line One	717 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	621-3210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	XAN
Security Exchange Name	NYSE
Eight Point Six Two Five Percentage Series C Cumulative Redeemable Preferred Stocks [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	XANPrC
Security Exchange Name	NYSE